Goodwill and Other Intangible Assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill Adjustments [Line Items]
Goodwill Impairment	$ 6,078	$ 0	$ 0